SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                                                            SHARES          COST        MARKET VALUE
                                                                          -----------  --------------  --------------
ASSETS
Investments in Variable Insurance Products Fund ("VIP"):
  Fidelity VIP Growth Portfolio                                               481,729  $   14,246,974  $   17,872,159
  Fidelity VIP Money Market Portfolio                                       2,155,090       2,155,090       2,155,090
  Fidelity VIP Equity Income Portfolio                                        410,297       7,929,444       9,962,002
  Fidelity VIP Overseas Portfolio                                             270,450       4,783,501       5,192,639
  Fidelity VIP High Income Portfolio                                          124,382       1,571,235       1,689,105
Investments in Variable Insurance Products Fund II ("VIP II"):
  Fidelity VIP II Investment Grade Bond Portfolio                              69,245         818,372         869,715
  Fidelity VIP II Asset Manager Portfolio                                     527,583       7,972,973       9,501,768
  Fidelity VIP II Index 500 Portfolio                                          50,122       4,537,759       5,733,444
  Fidelity VIP II Contrafund Portfolio                                        265,163       4,344,910       5,287,355
  Fidelity VIP II Asset Manager: Growth Portfolio                              93,052       1,334,963       1,522,327
Investments in Variable Insurance Products Fund III ("VIP III"):
  Fidelity VIP III Growth Opportunities Portfolio                                  11             200             215
  Fidelity VIP III Growth & Income Portfolio                                       17             206             216
  Fidelity VIP III Balanced Portfolio                                              14             200             210
Investments in Lexington Natural Resources Trust:
  Lexington Natural Resources Portfolio                                        68,652       1,004,350       1,023,599
Investments in Lexington Emerging Markets Fund, Inc.:
  Lexington Emerging Markets Portfolio                                         69,538         745,585         619,582
Investments in SAFECO Resource Series Trust ("SAFECO RST"):
  SAFECO RST Equity Portfolio                                                  99,572       2,555,545       2,507,230
  SAFECO RST Growth Portfolio                                                 204,690       4,759,508       4,779,504
  SAFECO RST Northwest Portfolio                                               11,366         177,870         172,765
  SAFECO RST Bond Portfolio                                                    16,894         191,150         186,511
  SAFECO RST Small Company Stock Portfolio                                        230           2,905           2,834
Investments in Wanger Advisors Trust:
  Wanger U.S. Small Cap Advisor Portfolio                                         132           2,801           2,834
Investments in American Century Variable Portfolios, Inc.:
  American Century VP International Portfolio                                     733           5,001           5,016
  American Century VP Balanced Portfolio                                           25             200             205
                                                                                       --------------  --------------
TOTAL ASSETS                                                                           $   59,140,742      69,086,325
                                                                                       --------------  --------------
                                                                                       --------------
LIABILITIES
  Payable (To) From SAFECO Life                                                                               (10,937)
                                                                                                       --------------
TOTAL LIABILITIES                                                                                             (10,937)
                                                                                                       --------------
                                                                                                       --------------
NET ASSETS                                                                                             $   69,075,388
                                                                                                       --------------
                                                                                                       --------------

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1997

                                                                           UNITS      UNIT VALUE     NET ASSETS
                                                                       -------------  -----------  --------------
Net Assets represented in units:
Accumulation Life:
  Fidelity VIP Growth Division                                            68,969.046  $   258.785  $   17,848,160
  Fidelity VIP Money Market Division                                      16,480.691      124.936       2,059,034
  Fidelity VIP Equity Income Division                                     33,565.935      296.489       9,951,921
  Fidelity VIP Overseas Division                                          31,128.490      166.539       5,184,093
  Fidelity VIP High Income Division                                       10,155.335      166.098       1,686,784
  Fidelity VIP II Investment Grade Bond Division                           6,121.270      142.369         871,479
  Fidelity VIP II Asset Manager Division                                  46,953.948      202.303       9,498,945
  Fidelity VIP II Index 500 Division                                      24,797.596      229.037       5,679,555
  Fidelity VIP II Contrafund Division                                     29,894.414      176.648       5,280,776
  Fidelity VIP II Asset Manager: Growth Division                           8,939.899      170.101       1,520,688
  Lexington Natural Resources Division                                     8,345.503      122.254       1,020,272
  Lexington Emerging Markets Division                                      7,395.103       82.854         612,716
  SAFECO RST Equity Division                                              16,971.864      145.745       2,473,560
  SAFECO RST Growth Division                                              28,815.751      165.079       4,756,876
  SAFECO RST Northwest Division                                            1,268.243      128.860         163,426
  SAFECO RST Bond Division                                                 1,722.889      108.135         186,304
Premier Accumulation Life:
  Fidelity VIP Growth Division*                                              376.315       10.474           3,942
  Fidelity VIP Money Market Division*                                      9,979.358       10.083         100,617
  Fidelity VIP Equity Income Division*                                       828.604       10.688           8,856
  Fidelity VIP Overseas Division*                                            807.155       10.049           8,111
  Fidelity VIP High Income Division*                                         201.866       10.191           2,057
  Fidelity VIP II Investment Grade Bond Division*                             20.000       10.129             203
  Fidelity VIP II Asset Manager Division*                                    243.092       10.443           2,539
  Fidelity VIP II Index 500 Division*                                      4,944.463       10.764          53,224
  Fidelity VIP II Contrafund Division*                                       370.892       10.274           3,810
  Fidelity VIP II Asset Manager: Growth Division*                            134.461       10.554           1,419
  Fidelity VIP III Growth Opportunities Division*                             20.000       10.765             215
  Fidelity VIP III Growth & Income Division*                                  20.000       10.494             210
  Fidelity VIP III Balanced Division*                                         20.000       10.512             210
  Lexington Natural Resources Division*                                      355.341        9.316           3,311
  Lexington Emerging Markets Division*                                       706.832        9.820           6,941
  SAFECO RST Equity Division*                                              3,160.043       10.643          33,631
  SAFECO RST Growth Division*                                              2,955.562       10.693          31,605
  SAFECO RST Northwest Division*                                             838.553       10.504           8,808
  SAFECO RST Bond Division*                                                   20.000       10.134             203
  SAFECO RST Small Company Stock Division*                                   282.490       10.031           2,834
  Wanger U.S. Small Cap Advisor Division*                                    280.917       10.089           2,834
  American Century VP International Division*                                481.844       10.406           5,014
  American Century VP Balanced Division*                                      20.000       10.236             205
                                                                                                   --------------
Total                                                                                              $   69,075,388
                                                                                                   --------------
                                                                                                   --------------

------------------------
* SAFECO Life owns twenty units in this investment division at December 31, 1997.

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                   1997           1996
                                               ------------   ------------
INVESTMENT INCOME (LOSS):
  Dividends                                    $  4,111,948   $  1,861,626
  Mortality and Expense Charge (Note 3)            (530,007)      (342,650)
                                               ------------   ------------
  Net Investment Income (Loss)                    3,581,941      1,518,976
                                               ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on Investments         2,916,978      1,219,403
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments                 4,556,931      2,104,550
                                               ------------   ------------
  Net Realized and Unrealized Gain (Loss) on
    Investments                                   7,473,909      3,323,953
                                               ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      11,055,850      4,842,929
                                               ------------   ------------
CHANGES IN NET ASSETS FROM POLICY RELATED
  TRANSACTIONS:
  Transfers in from Net Premiums                 18,502,688     17,165,491
  Transfers out for Policy Related
    Transactions                                 (7,729,946)    (5,337,120)
  Transfers between Separate Account SL's
    Divisions and (to) from Guaranteed
    Interest Division, Net                           14,439      2,039,756
  Transfers in (out) - Operational Seed Money         4,600              0
  Gain (Loss) Attributable to SAFECO Life              (368)        (2,777)
                                               ------------   ------------
NET CHANGE IN NET ASSETS FROM POLICY
  TRANSACTIONS                                   10,791,413     13,865,350
                                               ------------   ------------
NET CHANGE IN NET ASSETS                         21,847,263     18,708,279
NET ASSETS, BEGINNING OF PERIOD                  47,228,125     28,519,846
                                               ------------   ------------
NET ASSETS, END OF PERIOD                      $ 69,075,388   $ 47,228,125
                                               ------------   ------------
                                               ------------   ------------

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                               YEAR ENDED DECEMBER 31, 1997
                                                          -----------------------------------------------------------------------
                                                             TOTAL     FIDELITY VIP   FIDELITY VIP   FIDELITY VIP    FIDELITY VIP
                                                           SEPARATE       GROWTH      MONEY MARKET   EQUITY INCOME     OVERSEAS
                                                            ACCOUNT      DIVISION       DIVISION       DIVISION        DIVISION
                                                          -----------  ------------   ------------   -------------   ------------
INVESTMENT INCOME (LOSS):
  Dividends                                               $ 4,111,948  $    516,357    $  123,914     $  730,426      $   374,033
  Mortality and Expense Charge (Note 3)                      (530,007)     (142,564)      (20,204)       (78,115)         (44,562)
                                                          -----------  ------------   ------------   -------------   ------------
  Net Investment Income (Loss)                              3,581,941       373,793       103,710        652,311          329,471
                                                          -----------  ------------   ------------   -------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on Investments                   2,916,978       827,060             0        370,199          184,852
  Net Change in Unrealized Appreciation (Depreciation)
    of Investments                                          4,556,931     1,838,335             0      1,005,276          (59,527)
                                                          -----------  ------------   ------------   -------------   ------------
  Net Realized and Unrealized Gain (Loss) on Investments    7,473,909     2,665,395             0      1,375,475          125,325
                                                          -----------  ------------   ------------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                11,055,850     3,039,188       103,710      2,027,786          454,796
                                                          -----------  ------------   ------------   -------------   ------------
CHANGES IN NET ASSETS FROM POLICY RELATED TRANSACTIONS:
  Transfers in from Net Premiums                           18,502,688     3,258,766     3,453,897      2,034,589        1,054,250
  Transfers out for Policy Related Transactions            (7,729,946)   (1,806,612)     (304,339)    (1,045,252)        (621,451)
  Transfers between Separate Account SL's Divisions and
    (to) from Guaranteed Interest Division, Net                14,439      (447,640)   (3,046,340)        38,834           79,895
  Transfers in (out) - Operational Seed Money                   4,600           200           200            200              200
  Gain (Loss) Attributable to SAFECO Life                        (368)       (4,554)        4,200           (555)             (47)
                                                          -----------  ------------   ------------   -------------   ------------
NET CHANGE IN NET ASSETS FROM POLICY TRANSACTIONS          10,791,413     1,000,160       107,618      1,027,816          512,847
                                                          -----------  ------------   ------------   -------------   ------------
NET CHANGE IN NET ASSETS                                   21,847,263     4,039,348       211,328      3,055,602          967,643
NET ASSETS, BEGINNING OF PERIOD                            47,228,125    13,812,754     1,948,323      6,905,175        4,224,561
                                                          -----------  ------------   ------------   -------------   ------------
NET ASSETS, END OF PERIOD                                 $69,075,388  $ 17,852,102    $2,159,651     $9,960,777      $ 5,192,204
                                                          -----------  ------------   ------------   -------------   ------------
                                                          -----------  ------------   ------------   -------------   ------------

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                                          YEAR ENDED DECEMBER 31, 1997
                                                ---------------------------------------------------------------------------------
                                                 FIDELITY     FIDELITY VIP II   FIDELITY VIP
                                                 VIP HIGH       INVESTMENT        II ASSET      FIDELITY VIP II   FIDELITY VIP II
                                                  INCOME        GRADE BOND         MANAGER         INDEX 500        CONTRAFUND
                                                 DIVISION        DIVISION         DIVISION         DIVISION          DIVISION
                                                -----------   ---------------   -------------   ---------------   ---------------
INVESTMENT INCOME (LOSS):
  Dividends                                     $   118,089     $   41,932       $  990,660       $  112,819        $  104,398
  Mortality and Expense Charge (Note 3)             (14,472)        (6,857)         (80,822)         (38,183)          (38,914)
                                                -----------   ---------------   -------------   ---------------   ---------------
  Net Investment Income (Loss)                      103,617         35,075          909,838           74,636            65,484
                                                -----------   ---------------   -------------   ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net Realized Gain (Loss) on Investments           106,691         (2,286)         264,306          212,725           264,916
  Net Change in Unrealized Appreciation
    (Depreciation) of
    Investments                                      37,852         26,567          415,386          805,228           553,496
                                                -----------   ---------------   -------------   ---------------   ---------------
  Net Realized and Unrealized Gain (Loss) on
    Investments                                     144,543         24,281          679,692        1,017,953           818,412
                                                -----------   ---------------   -------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          248,160         59,356        1,589,530        1,092,589           883,896
                                                -----------   ---------------   -------------   ---------------   ---------------
CHANGES IN NET ASSETS FROM POLICY RELATED
 TRANSACTIONS:
  Transfers in from Net Premiums                    515,592        154,794        1,536,942        1,624,150         1,401,808
  Transfers out for Policy Related
    Transactions                                   (211,691)      (105,048)      (1,463,169)        (516,224)         (551,232)
  Transfers between Separate Account SL's
    Divisions and (to) from Guaranteed
    Interest Division, Net                         (308,488)        42,724         (246,774)         400,922           359,783
  Transfers in (out) - Operational Seed Money           200            200              200              200               200
  Gain (Loss) Attributable to SAFECO Life              (104)           134            1,610             (318)           (3,460)
                                                -----------   ---------------   -------------   ---------------   ---------------
NET CHANGE IN NET ASSETS FROM POLICY
 TRANSACTIONS                                        (4,491)        92,804         (171,191)       1,508,730         1,207,099
                                                -----------   ---------------   -------------   ---------------   ---------------
NET CHANGE IN NET ASSETS                            243,669        152,160        1,418,339        2,601,319         2,090,995
NET ASSETS, BEGINNING OF PERIOD                   1,445,172        719,522        8,083,145        3,131,460         3,193,591
                                                -----------   ---------------   -------------   ---------------   ---------------
NET ASSETS, END OF PERIOD                       $ 1,688,841     $  871,682       $9,501,484       $5,732,779        $5,284,586
                                                -----------   ---------------   -------------   ---------------   ---------------
                                                -----------   ---------------   -------------   ---------------   ---------------

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                                          YEAR ENDED DECEMBER 31, 1997
                                              ------------------------------------------------------------------------------------
                                               FIDELITY VIP
                                                 II ASSET      FIDELITY VIP III                                         LEXINGTON
                                                 MANAGER:           GROWTH        FIDELITY VIP III   FIDELITY VIP III    NATURAL
                                                  GROWTH        OPPORTUNITIES     GROWTH & INCOME        BALANCED       RESOURCES
                                                 DIVISION         DIVISION*          DIVISION*          DIVISION*        DIVISION
                                              --------------   ----------------   ----------------   ----------------   ----------
INVESTMENT INCOME (LOSS):
  Dividends                                     $    1,396        $        0         $        6         $        0      $   28,016
  Mortality and Expense Charge (Note 3)            (11,707)                0                  0                  0          (8,036)
                                              --------------   ----------------   ----------------   ----------------   ----------
  Net Investment Income (Loss)                     (10,311)                0                  6                  0          19,980
                                              --------------   ----------------   ----------------   ----------------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net Realized Gain (Loss) on Investments          136,339                 0                  0                  0          67,477
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments                  146,598                15                 10                 10         (39,627)
                                              --------------   ----------------   ----------------   ----------------   ----------
  Net Realized and Unrealized Gain (Loss) on
    Investments                                    282,937                15                 10                 10          27,850
                                              --------------   ----------------   ----------------   ----------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         272,626                15                 16                 10          47,830
                                              --------------   ----------------   ----------------   ----------------   ----------
CHANGES IN NET ASSETS FROM POLICY RELATED
 TRANSACTIONS:
  Transfers in from Net Premiums                   403,875                 0                  0                  0         311,597
  Transfers out for Policy Related
    Transactions                                  (309,588)                0                  0                  0        (116,998)
  Transfers between Separate Account SL's
    Divisions and (to) from Guaranteed
    Interest Division, Net                         345,415                 0                  0                  0          98,814
  Transfers in (out) - Operational Seed
    Money                                              200               200                200                200             200
  Gain (Loss) Attributable to SAFECO Life              699                 0                 (6)                 0          (1,273)
                                              --------------   ----------------   ----------------   ----------------   ----------
NET CHANGE IN NET ASSETS FROM POLICY
 TRANSACTIONS                                      440,601               200                194                200         292,340
                                              --------------   ----------------   ----------------   ----------------   ----------
NET CHANGE IN NET ASSETS                           713,227               215                210                210         340,170
NET ASSETS, BEGINNING OF PERIOD                    808,880                 0                  0                  0         683,413
                                              --------------   ----------------   ----------------   ----------------   ----------
NET ASSETS, END OF PERIOD                       $1,522,107        $      215         $      210         $      210      $1,023,583
                                              --------------   ----------------   ----------------   ----------------   ----------
                                              --------------   ----------------   ----------------   ----------------   ----------

------------------------

*  For the period from October 30, 1997 (date of inception) to December 31,
1997.

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                                                 YEAR ENDED DECEMBER 31, 1997
                                                              -------------------------------------------------------------------
                                                               LEXINGTON
                                                               EMERGING     SAFECO RST    SAFECO RST    SAFECO RST    SAFECO RST
                                                                MARKETS       EQUITY        GROWTH       NORTHWEST    BOND DIVI-
                                                               DIVISION      DIVISION      DIVISION      DIVISION        SION
                                                              -----------   -----------   -----------   -----------   -----------
INVESTMENT INCOME (LOSS):
  Dividends                                                   $       403   $  181,882    $  770,267    $    7,403    $    9,834
  Mortality and Expense Charge (Note 3)                            (6,227)     (11,138)      (26,851)         (695)         (658)
                                                              -----------   -----------   -----------   -----------   -----------
  Net Investment Income (Loss)                                     (5,824)     170,744       743,416         6,708         9,176
                                                              -----------   -----------   -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on Investments                          41,428       59,430       370,229        11,705         1,907
  Net Change in Unrealized Appreciation (Depreciation) of
    Investments                                                  (122,637)     (36,494)       (4,000)       (5,253)       (4,286)
                                                              -----------   -----------   -----------   -----------   -----------
  Net Realized and Unrealized Gain (Loss) on Investments          (81,209)      22,936       366,229         6,452        (2,379)
                                                              -----------   -----------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                       (87,033)     193,680     1,109,645        13,160         6,797
                                                              -----------   -----------   -----------   -----------   -----------
CHANGES IN NET ASSETS FROM POLICY RELATED TRANSACTIONS:
  Transfers in from Net Premiums                                  276,890      974,116     1,424,172        61,727        15,523
  Transfers out for Policy Related Transactions                   (70,244)    (179,705)     (413,515)       (8,104)       (6,724)
  Transfers between Separate Account SL's Divisions and (to)
    from Guaranteed Interest Division, Net                        (13,442)   1,198,913     1,242,542        96,599       162,638
  Transfers in (out) - Operational Seed Money                         200          200           200           200           200
  Gain (Loss) Attributable to SAFECO Life                             536         (216)        3,115          (164)           35
                                                              -----------   -----------   -----------   -----------   -----------
NET CHANGE IN NET ASSETS FROM POLICY TRANSACTIONS                 193,940    1,993,308     2,256,514       150,258       171,672
                                                              -----------   -----------   -----------   -----------   -----------
NET CHANGE IN NET ASSETS                                          106,907    2,186,988     3,366,159       163,418       178,469
NET ASSETS, BEGINNING OF PERIOD                                   512,750      320,203     1,422,322         8,816         8,038
                                                              -----------   -----------   -----------   -----------   -----------
NET ASSETS, END OF PERIOD                                     $   619,657   $2,507,191    $4,788,481    $  172,234    $  186,507
                                                              -----------   -----------   -----------   -----------   -----------
                                                              -----------   -----------   -----------   -----------   -----------

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                                                  YEAR ENDED DECEMBER 31, 1997
                                                              --------------------------------------------------------------------
                                                               SAFECO RST      WANGER U.S.
                                                              SMALL COMPANY     SMALL CAP      AMERICAN CENTURY   AMERICAN CENTURY
                                                                  STOCK          ADVISOR       VP INTERNATIONAL     VP BALANCED
                                                                DIVISION*       DIVISION*         DIVISION*          DIVISION*
                                                              -------------   --------------   ----------------   ----------------
INVESTMENT INCOME (LOSS):
  Dividends                                                    $      113       $        0        $        0         $        0
  Mortality and Expense Charge (Note 3)                                 0                0                (2)                 0
                                                              -------------   --------------   ----------------   ----------------
  Net Investment Income (Loss)                                        113                0                (2)                 0
                                                              -------------   --------------   ----------------   ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on Investments                               0                0                 0                  0
  Net Change in Unrealized Appreciation (Depreciation) of
    Investments                                                       (71)              34                15                  4
                                                              -------------   --------------   ----------------   ----------------
  Net Realized and Unrealized Gain (Loss) on Investments              (71)              34                15                  4
                                                              -------------   --------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                            42               34                13                  4
                                                              -------------   --------------   ----------------   ----------------
CHANGES IN NET ASSETS FROM POLICY RELATED TRANSACTIONS:
  Transfers in from Net Premiums                                        0                0                 0                  0
  Transfers out for Policy Related Transactions                         0                0               (50)                 0
  Transfers between Separate Account SL's Divisions and (to)
    from Guaranteed Interest Division, Net                          2,592            2,601             4,851                  0
  Transfers in (out) - Operational Seed Money                         200              200               200                200
  Gain (Loss) Attributable to SAFECO Life                               0               (1)                0                  1
                                                              -------------   --------------   ----------------   ----------------
NET CHANGE IN NET ASSETS FROM POLICY TRANSACTIONS                   2,792            2,800             5,001                201
                                                              -------------   --------------   ----------------   ----------------
NET CHANGE IN NET ASSETS                                            2,834            2,834             5,014                205
NET ASSETS, BEGINNING OF PERIOD                                         0                0                 0                  0
                                                              -------------   --------------   ----------------   ----------------
NET ASSETS, END OF PERIOD                                      $    2,834       $    2,834        $    5,014         $      205
                                                              -------------   --------------   ----------------   ----------------
                                                              -------------   --------------   ----------------   ----------------

------------------------

*  For the period from October 30, 1997 (date of inception) to December 31,
1997.

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                                                 YEAR ENDED DECEMBER 31, 1996
                                                            -----------------------------------------------------------------------
                                                               TOTAL     FIDELITY VIP   FIDELITY VIP   FIDELITY VIP    FIDELITY VIP
                                                             SEPARATE       GROWTH      MONEY MARKET   EQUITY INCOME     OVERSEAS
                                                              ACCOUNT      DIVISION       DIVISION       DIVISION        DIVISION
                                                            -----------  ------------   ------------   -------------   ------------
INVESTMENT INCOME (LOSS):
  Dividends                                                 $ 1,861,626  $    652,496    $  106,904     $  220,067      $    73,902
  Mortality and Expense Charge (Note 3)                        (342,650)     (106,992)      (18,880)       (52,471)         (33,173)
                                                            -----------  ------------   ------------   -------------   ------------
  Net Investment Income (Loss)                                1,518,976       545,504        88,024        167,596           40,729
                                                            -----------  ------------   ------------   -------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on Investments                     1,219,403       666,095             0        261,564           84,017
  Net Change in Unrealized Appreciation (Depreciation) of
    Investments                                               2,104,550       189,972             0        308,534          292,888
                                                            -----------  ------------   ------------   -------------   ------------
  Net Realized and Unrealized Gain (Loss) on Investments      3,323,953       856,067             0        570,098          376,905
                                                            -----------  ------------   ------------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                   4,842,929     1,401,571        88,024        737,694          417,634
                                                            -----------  ------------   ------------   -------------   ------------
CHANGES IN NET ASSETS FROM POLICY RELATED TRANSACTIONS:
  Transfers in from Net Premiums                             17,165,491     4,124,943     3,446,186      2,357,488        1,166,002
  Transfers out for Policy Related Transactions              (5,337,120)   (1,568,735)     (130,228)      (902,544)        (538,631)
  Transfers between Separate Account SL's Divisions and
    (to) from Guaranteed Interest Division, Net               2,039,756     1,043,497    (2,712,658)        20,519          269,996
  Transfers in (out) - Operational Seed Money                         0             0             0              0                0
  Gain (Loss) Attributable to SAFECO Life                        (2,777)       (3,620)      (10,424)        (1,691)            (673)
                                                            -----------  ------------   ------------   -------------   ------------
NET CHANGE IN NET ASSETS FROM POLICY TRANSACTIONS            13,865,350     3,596,085       592,876      1,473,772          896,694
                                                            -----------  ------------   ------------   -------------   ------------
NET CHANGE IN NET ASSETS                                     18,708,279     4,997,656       680,900      2,211,466        1,314,328
NET ASSETS, BEGINNING OF PERIOD                              28,519,846     8,815,098     1,267,423      4,693,709        2,910,233
                                                            -----------  ------------   ------------   -------------   ------------
NET ASSETS, END OF PERIOD                                   $47,228,125  $ 13,812,754    $1,948,323     $6,905,175      $ 4,224,561
                                                            -----------  ------------   ------------   -------------   ------------
                                                            -----------  ------------   ------------   -------------   ------------

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                                          YEAR ENDED DECEMBER 31, 1996
                                                ---------------------------------------------------------------------------------
                                                 FIDELITY     FIDELITY VIP II   FIDELITY VIP
                                                 VIP HIGH       INVESTMENT        II ASSET      FIDELITY VIP II   FIDELITY VIP II
                                                  INCOME        GRADE BOND         MANAGER         INDEX 500        CONTRAFUND
                                                 DIVISION        DIVISION         DIVISION         DIVISION          DIVISION
                                                -----------   ---------------   -------------   ---------------   ---------------
INVESTMENT INCOME (LOSS):
  Dividends                                     $    62,691     $   50,447       $  440,128       $   54,385        $   11,263
  Mortality and Expense Charge (Note 3)              (9,849)        (7,083)         (66,690)         (17,435)          (18,320)
                                                -----------   ---------------   -------------   ---------------   ---------------
  Net Investment Income (Loss)                       52,842         43,364          373,438           36,950            (7,057)
                                                -----------   ---------------   -------------   ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net Realized Gain (Loss) on Investments            14,163          7,591           67,740           68,068            36,577
  Net Change in Unrealized Appreciation
    (Depreciation) of
    Investments                                      61,598        (36,058)         502,688          290,744           383,171
                                                -----------   ---------------   -------------   ---------------   ---------------
  Net Realized and Unrealized Gain (Loss) on
    Investments                                      75,761        (28,467)         570,428          358,812           419,748
                                                -----------   ---------------   -------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          128,603         14,897          943,866          395,762           412,691
                                                -----------   ---------------   -------------   ---------------   ---------------
CHANGES IN NET ASSETS FROM POLICY RELATED
 TRANSACTIONS:
  Transfers in from Net Premiums                    489,342        271,528        2,044,200        1,192,914         1,223,954
  Transfers out for Policy Related
    Transactions                                   (192,518)      (144,121)      (1,211,057)        (284,721)         (250,013)
  Transfers between Separate Account SL's
    Divisions and (to) from Guaranteed
    Interest Division, Net                          326,333       (412,302)        (422,044)         670,973           744,280
  Transfers in (out) - Operational Seed Money             0              0                0                0                 0
  Gain (Loss) Attributable to SAFECO Life               (37)            64           (2,344)            (159)           (4,087)
                                                -----------   ---------------   -------------   ---------------   ---------------
NET CHANGE IN NET ASSETS FROM POLICY
 TRANSACTIONS                                       623,120       (284,831)         408,755        1,579,007         1,714,134
                                                -----------   ---------------   -------------   ---------------   ---------------
NET CHANGE IN NET ASSETS                            751,723       (269,934)       1,352,621        1,974,769         2,126,825
NET ASSETS, BEGINNING OF PERIOD                     693,449        989,456        6,730,524        1,156,691         1,066,766
                                                -----------   ---------------   -------------   ---------------   ---------------
NET ASSETS, END OF PERIOD                       $ 1,445,172     $  719,522       $8,083,145       $3,131,460        $3,193,591
                                                -----------   ---------------   -------------   ---------------   ---------------
                                                -----------   ---------------   -------------   ---------------   ---------------

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                                                  YEAR ENDED DECEMBER 31, 1996
                                                              ---------------------------------------------------------------------
                                                              FIDELITY VIP
                                                                II ASSET       LEXINGTON     LEXINGTON
                                                                MANAGER:        NATURAL      EMERGING     SAFECO RST    SAFECO RST
                                                                 GROWTH        RESOURCES      MARKETS       EQUITY        GROWTH
                                                                DIVISION       DIVISION*     DIVISION*     DIVISION*     DIVISION*
                                                              -------------   -----------   -----------   -----------   -----------
INVESTMENT INCOME (LOSS):
  Dividends                                                     $   41,438    $     2,151   $         0   $   30,039    $  115,216
  Mortality and Expense Charge (Note 3)                             (4,651)        (1,331)       (1,451)        (675)       (3,614)
                                                              -------------   -----------   -----------   -----------   -----------
  Net Investment Income (Loss)                                      36,787            820        (1,451)      29,364       111,602
                                                              -------------   -----------   -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on Investments                           12,549          5,839        (3,540)       2,283        (3,530)
  Net Change in Unrealized Appreciation (Depreciation) of
    Investments                                                     43,534         58,877        (3,366)     (11,822)       23,996
                                                              -------------   -----------   -----------   -----------   -----------
  Net Realized and Unrealized Gain (Loss) on Investments            56,083         64,716        (6,906)      (9,539)       20,466
                                                              -------------   -----------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                         92,870         65,536        (8,357)      19,825       132,068
                                                              -------------   -----------   -----------   -----------   -----------
CHANGES IN NET ASSETS FROM POLICY RELATED TRANSACTIONS:
  Transfers in from Net Premiums                                   247,373        136,380       132,526       56,058       265,857
  Transfers out for Policy Related Transactions                    (47,071)        (9,309)      (14,320)      (7,234)      (36,206)
  Transfers between Separate Account SL's Divisions and (to)
    from Guaranteed Interest Division, Net                         315,334        480,695       402,781      251,559     1,054,115
  Transfers in (out) - Operational Seed Money                            0              0             0            0             0
  Gain (Loss) Attributable to SAFECO Life                            3,877         10,111           120           (5)        6,488
                                                              -------------   -----------   -----------   -----------   -----------
NET CHANGE IN NET ASSETS FROM POLICY TRANSACTIONS                  519,513        617,877       521,107      300,378     1,290,254
                                                              -------------   -----------   -----------   -----------   -----------
NET CHANGE IN NET ASSETS                                           612,383        683,413       512,750      320,203     1,422,322
NET ASSETS, BEGINNING OF PERIOD                                    196,497              0             0            0             0
                                                              -------------   -----------   -----------   -----------   -----------
NET ASSETS, END OF PERIOD                                       $  808,880    $   683,413   $   512,750   $  320,203    $1,422,322
                                                              -------------   -----------   -----------   -----------   -----------
                                                              -------------   -----------   -----------   -----------   -----------

------------------------

*  For the period from April 30, 1996 (date of inception) to December 31, 1996.

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                                                                       YEAR ENDED DECEMBER 31, 1996
                                                                                                       ----------------------------
                                                                                                        SAFECO RST     SAFECO RST
                                                                                                         NORTHWEST        BOND
                                                                                                         DIVISION*      DIVISION*
                                                                                                       -------------  -------------
INVESTMENT INCOME (LOSS):
  Dividends                                                                                             $        60    $       439
  Mortality and Expense Charge (Note 3)                                                                         (18)           (17)
                                                                                                       -------------  -------------
  Net Investment Income (Loss)                                                                                   42            422
                                                                                                       -------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on Investments                                                                       (13)             0
  Net Change in Unrealized Appreciation (Depreciation) of
    Investments                                                                                                 147           (353)
                                                                                                       -------------  -------------
  Net Realized and Unrealized Gain (Loss) on Investments                                                        134           (353)
                                                                                                       -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                 176             69
                                                                                                       -------------  -------------
CHANGES IN NET ASSETS FROM POLICY RELATED TRANSACTIONS:
  Transfers in from Net Premiums                                                                              3,602          7,138
  Transfers out for Policy Related Transactions                                                                (371)           (41)
  Transfers between Separate Account SL's Divisions and (to) from
    Guaranteed Interest Division, Net                                                                         5,808            870
  Transfers in (out) - Operational Seed Money                                                                     0              0
  Gain (Loss) Attributable to SAFECO Life                                                                      (399)             2
                                                                                                       -------------  -------------
NET CHANGE IN NET ASSETS FROM POLICY TRANSACTIONS                                                             8,640          7,969
                                                                                                       -------------  -------------
NET CHANGE IN NET ASSETS                                                                                      8,816          8,038
NET ASSETS, BEGINNING OF PERIOD                                                                                   0              0
                                                                                                       -------------  -------------
NET ASSETS, END OF PERIOD                                                                               $     8,816    $     8,038
                                                                                                       -------------  -------------
                                                                                                       -------------  -------------

------------------------

*  For the period from April 30, 1996 (date of inception) to December 31, 1996.

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
NOTES TO FINANCIAL STATEMENTS

1) ORGANIZATION

  SAFECO Life Separate Account SL (Account SL) is a separate account of SAFECO Life Insurance Company (SAFECO), a wholly-owned subsidiary of SAFECO Corporation, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended.

 Account SL was formed by SAFECO to support the operations of its variable life insurance policies. SAFECO Securities, Inc., a wholly-owned subsidiary of SAFECO Corporation, is the principal underwriter of the Policies issued through Account SL. The assets of Account SL are the property of SAFECO and such assets associated with the Policies will not be chargeable with liabilities arising out of any other business SAFECO may conduct.

 On January 3, 1996, SAFECO was granted approval in an order by the SEC to transfer Policy Account Values from Investment Divisions invested in portfolios of Hudson River Trust to certain Investment Divisions invested in portfolios of Variable Insurance Products (VIP) and Variable Insurance Products II (VIP II). On February 20, 1996, SAFECO transferred the Policy Account Values specified in the order. From February 20, 1996 to April 29, 1996, Account SL consisted solely of ten Investment Divisions invested in portfolios of VIP and VIP II.

 On April 30, 1996, six new Investment Divisions were made available to policyholders. These divisions invest in the Equity, Growth, Northwest, and Bond Portfolios of SAFECO Resource Series Trust, the Lexington Natural Resources Portfolio of Lexington Natural Resources Trust, and the Lexington Emerging Markets Portfolio of the Lexington Emerging Markets Fund, Inc.

 On October 30, 1997, a new policy type was introduced with an additional seven Investment Divisions to the sixteen Investment Divisions mentioned above. These divisions invest in the Growth Opportunities, Growth and Income, and Balanced Portfolios of Fidelity Variable Insurance Products Fund III, the Small Company Stock Portfolio of SAFECO Resource Series Trust, the Wanger U.S. Small Cap Advisor Portfolio of Wanger Advisors Trust, and the American Century VP International and American Century VP Balanced Portfolios of American Century Variable Portfolios, Inc.

 Policyholders are permitted to transfer their funds among Investment Divisions in Account SL available under their policy, and to the Guaranteed Interest Division, which is not part of Account SL. Available Investment Divisions vary by policy type.

2) SIGNIFICANT ACCOUNTING POLICIES
  SECURITY VALUATION. Investments in portfolio shares are valued at the net asset value of the respective portfolio.

  SECURITY TRANSACTIONS. Investment transactions are recorded on the trade date. Realized gains (losses) on sales of portfolio shares are determined on the basis of identified cost. Net investment income and net realized and unrealized gain (loss) on investments are allocated to the policies on a pro rata basis.

  ESTIMATES. The financial statements of Account SL are prepared in conformity with generally accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements.

  FEDERAL INCOME TAXES. The operations of Account SL are included in the Federal Income Tax return of SAFECO. Under the provisions of the policies, SAFECO has the right to charge Account SL. No charge is currently being made against Account SL for such tax since, under current tax law, SAFECO pays no tax on investment income and capital gains reflected in variable life insurance policy reserves.

SAFECO LIFE SEPARATE ACCOUNT SL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3) EXPENSES

  SAFECO assumes mortality and expense risks related to the operations of Account SL and deducts a charge from the assets of Account SL to cover these risks. The daily charge varies by policy type and is equal to an annual rate of .70% to .90% of net assets of Account SL.

 SAFECO also deducts state premium taxes and administrative expenses from premiums before they are allocated to Account SL. These charges vary by policy type.

4) INVESTMENT TRANSACTIONS

  Purchase and sales activity in underlying portfolio shares for the year ended December 31, 1997 was as follows:

                                                     PURCHASES         SALES
                                                    ------------   -------------
Fidelity VIP Growth Portfolio                       $  3,744,964   $  (2,371,033)
Fidelity VIP Money Market Portfolio                    6,233,772      (6,026,509)
Fidelity VIP Equity Income Portfolio                   2,891,341      (1,210,961)
Fidelity VIP Overseas Portfolio                        1,817,335        (976,368)
Fidelity VIP High Income Portfolio                     1,880,969      (1,781,744)
Fidelity VIP II Investment Grade Bond Portfolio          279,248        (152,707)
Fidelity VIP II Asset Manager Portfolio                2,296,856      (1,568,421)
Fidelity VIP II Index 500 Portfolio                    2,288,690        (706,098)
Fidelity VIP II Contrafund Portfolio                   2,280,812      (1,004,311)
Fidelity VIP II Asset Manager: Growth Portfolio        1,149,281        (718,943)
Fidelity VIP III Growth Opportunities Portfolio*             200               0
Fidelity VIP III Growth & Income Portfolio*                  206               0
Fidelity VIP III Balanced Portfolio*                         200               0
Lexington Natural Resources Portfolio                    699,000        (385,849)
Lexington Emerging Markets Portfolio                     669,805        (481,784)
SAFECO RST Equity Portfolio                            2,716,816        (552,738)
SAFECO RST Growth Portfolio                            4,966,543      (1,970,897)
SAFECO RST Northwest Portfolio                           254,255         (97,122)
SAFECO RST Bond Portfolio                                257,004         (76,189)
SAFECO RST Small Company Stock Portfolio*                  2,905               0
Wanger U.S. Small Cap Advisor Portfolio*                   2,801               0
American Century VP International Portfolio*               5,051             (50)
American Century VP Balanced Portfolio*                      200               0
                                                    ------------   -------------
Total                                               $ 34,438,254   $ (20,081,724)
                                                    ------------   -------------
                                                    ------------   -------------

        * For the period from October 30, 1997 (date of inception) to December 31, 1997.

SAFECO LIFE SEPARATE ACCOUNT SL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5) HISTORICAL UNIT VALUES

  The following are unit values attributable to unitholders as of the date indicated:

                                                                 DECEMBER 31
                                          ---------------------------------------------------------
                                            1997        1996        1995        1994        1993
                                          ---------   ---------   ---------   ---------   ---------
Accumulation Life:
  Fidelity VIP Growth Division            $ 258.785   $ 211.469   $ 186.039   $ 138.673   $ 139.950
  Fidelity VIP Money Market Division        124.936     119.360     114.270     108.907     105.409
  Fidelity VIP Equity Income Division       296.489     233.528     206.203     154.013     145.146
  Fidelity VIP Overseas Division            166.539     150.638     134.264     123.521     122.522
  Fidelity VIP High Income Division         166.098     142.436     126.046     105.455     108.076
  Fidelity VIP II Investment Grade Bond
    Division                                142.369     131.721     128.816     110.786     116.148
  Fidelity VIP II Asset Manager Division    202.303     169.192     148.977     128.527     138.097
  Fidelity VIP II Index 500 Division        229.037     174.160     143.089     105.239     105.094
  Fidelity VIP II Contrafund Division       176.648     143.581     119.439         N/A         N/A
  Fidelity VIP II Asset Manager: Growth
    Division                                170.101     137.235     115.467         N/A         N/A
  Lexington Natural Resources Division      122.254     115.129         N/A         N/A         N/A
  Lexington Emerging Markets Division        82.854      94.523         N/A         N/A         N/A
  SAFECO RST Equity Division                145.745     117.794         N/A         N/A         N/A
  SAFECO RST Growth Division                165.079     115.231         N/A         N/A         N/A
  SAFECO RST Northwest Division             128.860      99.237         N/A         N/A         N/A
  SAFECO RST Bond Division                  108.135     100.648         N/A         N/A         N/A


                                                                 DECEMBER 31
                                          ---------------------------------------------------------
                                            1997        1996        1995        1994        1993
                                          ---------   ---------   ---------   ---------   ---------
Premier Accumulation Life:
  Fidelity VIP Growth Division            $  10.474   $     N/A   $     N/A   $     N/A   $     N/A
  Fidelity VIP Money Market Division         10.083         N/A         N/A         N/A         N/A
  Fidelity VIP Equity Income Division        10.688         N/A         N/A         N/A         N/A
  Fidelity VIP Overseas Division             10.049         N/A         N/A         N/A         N/A
  Fidelity VIP High Income Division          10.191         N/A         N/A         N/A         N/A
  Fidelity VIP II Investment Grade Bond
    Division                                 10.129         N/A         N/A         N/A         N/A
  Fidelity VIP II Asset Manager Division     10.443         N/A         N/A         N/A         N/A
  Fidelity VIP II Index 500 Division         10.764         N/A         N/A         N/A         N/A
  Fidelity VIP II Contrafund Division        10.274         N/A         N/A         N/A         N/A
  Fidelity VIP II Asset Manager: Growth
    Division                                 10.554         N/A         N/A         N/A         N/A
  Fidelity VIP III Growth Opportunities
    Division                                 10.765         N/A         N/A         N/A         N/A
  Fidelity VIP III Growth & Income
    Division                                 10.494         N/A         N/A         N/A         N/A
  Fidelity VIP III Balanced Division         10.512         N/A         N/A         N/A         N/A
  Lexington Natural Resources Division        9.316         N/A         N/A         N/A         N/A
  Lexington Emerging Markets Division         9.820         N/A         N/A         N/A         N/A
  SAFECO RST Equity Division                 10.643         N/A         N/A         N/A         N/A
  SAFECO RST Growth Division                 10.693         N/A         N/A         N/A         N/A
  SAFECO RST Northwest Division              10.504         N/A         N/A         N/A         N/A
  SAFECO RST Bond Division                   10.134         N/A         N/A         N/A         N/A
  SAFECO RST Small Company Stock
    Division                                 10.031         N/A         N/A         N/A         N/A
  Wanger U.S. Small Cap Advisor Division     10.089         N/A         N/A         N/A         N/A
  American Century VP International
    Division                                 10.406         N/A         N/A         N/A         N/A
  American Century VP Balanced Division      10.236         N/A         N/A         N/A         N/A

------------------------
N/A indicates the Investment Division was not yet available.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors of SAFECO Life Insurance Company and
  Unitholders of SAFECO Life Separate Account SL

We have audited the accompanying statement of assets and liabilities of the Investment Divisions of SAFECO Life Separate Account SL (comprising, respectively, the Fidelity VIP Growth, Fidelity VIP Money Market, Fidelity VIP Equity Income, Fidelity VIP Overseas, Fidelity VIP High Income, Fidelity VIP II Investment Grade Bond, Fidelity VIP II Asset Manager, Fidelity VIP II Index 500, Fidelity VIP II Contrafund, Fidelity VIP II Asset Manager: Growth, Fidelity VIP III Growth Opportunities, Fidelity VIP III Growth & Income, Fidelity VIP III Balanced, Lexington Natural Resources, Lexington Emerging Markets, SAFECO RST Equity, SAFECO RST Growth, SAFECO RST Northwest, SAFECO RST Bond, SAFECO RST Small Company Stock, Wanger U.S. Small Cap Advisor, American Century VP International, and American Century VP Balanced Investment Divisions) as of December 31, 1997, and the related statements of operations and changes in net assets, and the historical unit values for each of the periods indicated therein. These financial statements and historical unit values are the responsibility of SAFECO Life Separate Account SL's management. Our responsibility is to express an opinion on these financial statements and historical unit values based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and unit values are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the historical unit values. Our procedures included confirmation of portfolio shares owned as of December 31, 1997, by correspondence with the underlying portfolio of each Investment Division. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and historical unit values referred to above present fairly, in all material respects, the financial position of each of the respective Investment Divisions of SAFECO Life Separate Account SL as listed above at December 31, 1997, the results of their operations, the changes in their net assets, and their historical unit values for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           [SIGNATURE]

Seattle, Washington
February 6, 1998